Portfolio of Investments
Touchstone Dividend Equity Fund – July 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 99.6%
	Information Technology — 25.2%
228,828	Analog Devices, Inc.	$ 38,310,384
691,086	Apple, Inc.	100,801,804
212,021	Automatic Data Processing, Inc.	44,445,962
128,246	Broadcom, Inc.	62,250,608
1,442,425	Cisco Systems, Inc.	79,867,072
1,321,424	Intel Corp.	70,986,897
470,677	International Business Machines Corp.	66,346,630
150,503	KLA Corp.	52,399,125
684,879	Microsoft Corp.	195,128,876
922,382	Oracle Corp.	80,376,368
394,988	Paychex, Inc.	44,957,534
419,023	QUALCOMM, Inc.	62,769,645
294,956	TE Connectivity Ltd.	43,497,161
485,190	Texas Instruments, Inc.	92,486,918
		1,034,624,984
	Health Care — 13.5%
420,487	AbbVie, Inc.	48,902,638
232,719	AmerisourceBergen Corp.	28,431,280
911,956	Bristol-Myers Squibb Co.	61,894,454
552,526	CVS Health Corp.	45,506,041
301,271	Gilead Sciences, Inc.	20,573,797
152,232	HCA Healthcare, Inc.	37,783,982
502,489	Johnson & Johnson	86,528,606
420,968	Medtronic PLC	55,277,308
585,135	Merck & Co., Inc.	44,979,328
1,311,263	Pfizer, Inc.	56,135,169
162,473	UnitedHealth Group, Inc.	66,974,620
		552,987,223
	Financials — 12.8%
223,450	Arthur J Gallagher & Co.	31,128,820
79,066	BlackRock, Inc.	68,563,663
217,413	Goldman Sachs Group, Inc. (The)	81,503,786
892,384	Huntington Bancshares, Inc.	12,564,767
434,290	JPMorgan Chase & Co.	65,916,536
371,552	MetLife, Inc.	21,438,550
452,278	Principal Financial Group, Inc.	28,100,032
234,063	Prudential Financial, Inc.	23,471,838
308,834	T Rowe Price Group, Inc.	63,051,550
464,380	Truist Financial Corp.	25,276,203
453,623	US Bancorp	25,194,221
1,768,415	Wells Fargo & Co.	81,240,985
		527,450,951
	Consumer Discretionary — 10.5%
324,017	Home Depot, Inc. (The)	106,339,139
314,056	McDonald's Corp.	76,224,532
562,360	Starbucks Corp.	68,287,375
191,001	Target Corp.	49,860,811
527,362	VF Corp.	42,294,433
157,130	Whirlpool Corp.	34,810,580
414,411	Yum! Brands, Inc.	54,449,461
		432,266,331
	Industrials — 10.3%
297,153	3M Co.	58,818,465
222,696	Caterpillar, Inc.	46,042,398
104,761	Cummins, Inc.	24,315,028
125,531	Deere & Co.	45,390,754
234,399	Eaton Corp. PLC	37,046,762
207,521	Lockheed Martin Corp.	77,129,330
135,520	Parker-Hannifin Corp.	42,286,305
Shares		Market Value

	Industrials — (Continued)
853,000	Raytheon Technologies Corp.	$ 74,168,350
102,552	United Parcel Service, Inc. - Class B	19,624,351
		424,821,743
	Communication Services — 8.8%
1,493,125	AT&T, Inc.	41,882,156
1,737,765	Comcast Corp. - Class A	102,232,715
1,117,034	Fox Corp. - Class A	39,833,433
1,100,490	Interpublic Group of Cos., Inc. (The)	38,913,326
373,761	Omnicom Group, Inc.	27,217,276
1,064,450	Verizon Communications, Inc.	59,375,021
285,841	Walt Disney Co. (The)*	50,313,733
		359,767,660
	Consumer Staples — 7.1%
1,003,653	Coca-Cola Co. (The)	57,238,331
303,048	Kimberly-Clark Corp.	41,129,674
440,026	PepsiCo, Inc.	69,062,081
695,914	Philip Morris International, Inc.	69,654,032
284,054	Sysco Corp.	21,076,807
231,974	Walmart, Inc.	33,067,894
		291,228,819
	Energy — 3.3%
317,623	Chevron Corp.	32,337,198
614,764	Exxon Mobil Corp.	35,391,963
467,598	Phillips 66	34,335,721
472,112	Valero Energy Corp.	31,617,341
		133,682,223
	Utilities — 3.0%
461,691	Dominion Energy, Inc.	34,566,805
170,048	DTE Energy Co.	19,950,031
353,880	Duke Energy Corp.	37,196,327
391,289	NextEra Energy, Inc.	30,481,413
		122,194,576
	Real Estate — 2.7%
203,160	Alexandria Real Estate Equities, Inc. REIT	40,904,234
156,818	American Tower Corp. REIT	44,348,131
190,746	Simon Property Group, Inc. REIT	24,133,184
		109,385,549
	Materials — 2.4%
110,884	Air Products & Chemicals, Inc.	32,270,570
623,600	DuPont de Nemours, Inc.	46,801,180
65,238	Linde PLC (United Kingdom)	20,053,509
		99,125,259
	Total Common Stocks	$4,087,535,318
	Short-Term Investment Fund — 0.0%
59	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	59
	Total Investment Securities—99.6% (Cost $3,875,468,879)	$4,087,535,377
	Other Assets in Excess of Liabilities — 0.4%	17,379,991
	Net Assets — 100.0%	$4,104,915,368
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of July 31, 2021.

Touchstone Dividend Equity Fund (Unaudited) (Continued)
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$4,087,535,318	$—	$—	$4,087,535,318
Short-Term Investment Fund	59	—	—	59
Total	$4,087,535,377	$—	$—	$4,087,535,377
See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
July 31, 2021 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Fund defines the term “market value”, as used throughout this report, as the estimated fair value. The Fund uses various methods to measure fair value of its portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of July 31, 2021, for the Fund’s investments, is included in the Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector allocation. The Fund did not hold or transfer any Level 3 categorized securities during the period ended July 31, 2021.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of mutual funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the underlying funds (the "Underlying Funds") and are categorized in Level 1.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of the Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund’s NAV. The Fund may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Fund that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees (the “Board”) and are generally categorized in Level 3.
The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.
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